Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Ships		$ 5,601,375	$ 5,314,651
Ships under construction		376,007	184,498
Land		1,009	1,009
Other		233,235	202,928
Property Plant And Equipment, Gross		6,211,626	5,703,086
Less: accumulated depreciation and amortization		(1,251,484)	(1,062,993)
Property Plant And Equipment, Net	$ 5,601,690	$ 4,960,142	$ 4,640,093